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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  600 South Adams Road, Suite 100
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.             Birmingham, MI            February  5, 2009
--------------------------------------------------------------------------------
James F. Peters, Jr.                  City, State                      Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                        18
                                                 ----------------------

Form 13F Information Table Value Total:                  $170,885
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE

Page 1 of 1                                                           12/31/2008

                                                     FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager: Tactical Allocation Group, LLC
                                                                                                    Column
      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:         7:         Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole  Shared     None
------------------------------------------------------------------------------------------------------------------------------------

BRANDYWINE REALTY        COMMON       105368203       25     25,000   SH       SOLE                                        25,000
------------------------------------------------------------------------------------------------------------------------------------
DOW JONES AIG        DJAIG CMDTY 36   06738C778      365     12,844   SH       SOLE                                        12,844
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              RUSSELL 1000 GR  464287614   17,944    484,195   SH       SOLE                                       484,195
------------------------------------------------------------------------------------------------------------------------------------
ISHARES               MSCI EMG MKTS   464287234   14,579    583,870   SH       SOLE                                       583,870
------------------------------------------------------------------------------------------------------------------------------------
ISHARES               MSCI GR INDX    464288885    8,828    194,226   SH       SOLE                                       194,226
------------------------------------------------------------------------------------------------------------------------------------
ISHARES               RUSSELL MC GR   464287481    5,080    162,410   SH       SOLE                                       162,410
------------------------------------------------------------------------------------------------------------------------------------
ISHARES             MSCI WORLD INDEX  464288257      349     10,780   SH       SOLE                                        10,780
------------------------------------------------------------------------------------------------------------------------------------
ISHARES             IBOXX $ INV GR CB 464287242   22,167    218,070   SH       SOLE                                       218,070
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                LEHMAN MBS     464288588   19,635    187,159   SH       SOLE                                       187,159
------------------------------------------------------------------------------------------------------------------------------------
ISHARES               US TIPS BD FD   464287176    8,603     86,686   SH       SOLE                                        86,686
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                 SILVER TR     46428Q109    2,675    238,863   SH       SOLE                                       238,863
------------------------------------------------------------------------------------------------------------------------------------
ISHARES              GS NAT RES INDX  464287374    2,061     81,396   SH       SOLE                                        81,396
------------------------------------------------------------------------------------------------------------------------------------
ISHARES             BGI AGG BOND INDX 464287226      310      2,977   SH       SOLE                                         2,977
------------------------------------------------------------------------------------------------------------------------------------
ISHARES             7-10 YR TREAS BD  464287440       61    618,000   SH       SOLE                                       618,000
------------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE          COMMON       46625H100   46,034      1,460   SH       SOLE                                         1,460
------------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS         COMMON       48203R104    1,226         70   SH       SOLE                                            70
------------------------------------------------------------------------------------------------------------------------------------
SPDR SER TR LEHMAN
INTL                     COMMON       78464A516   12,631    232,182   SH       SOLE                                       232,182
------------------------------------------------------------------------------------------------------------------------------------
STREETRACKS GOLD
TR                  STREETTRACKS GOLD 863307104    8,312     96,070   SH       SOLE                                        96,070
------------------------------------------------------------------------------------------------------------------------------------
               TOTAL                                        170,885
------------------------------------------------------------------------------------------------------------------------------------